Lease Liabilities - Schedule of Right-of-Use Assets Over the Remaining Lease Periods (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Right-of-Use Assets Over the Remaining Lease Periods [Abstract]
2025		$ 326
2026		254
2027		154
Total undiscounted lease payment		734
Less: Interest	[1]	(79)
Present value of lease liabilities		$ 655	$ 878

[1]	Future lease payments were discounted by 7.98%-15.78% interest rate.